Organization (Details Narrative) (10K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	Feb. 25, 2016	Apr. 30, 2015	Dec. 31, 2013
Common Stock, Shares Authorized	3,895,000,000	3,895,000,000	3,895,000,000	1,970,000,000	1,970,000,000
Working Capital Deficiency	$ 10,700	$ 8,100	$ 12,000
Stockholders' deficit	(11,842)	(8,446)	$ (13,350)			$ (4,913)
Proceeds from convertible preferred stock and convertible debt	$ 2,700	$ 5,900
February 25, 2016 [Member]
Common Stock, Shares Authorized	3,900,000,000		3,900,000,000